Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (5,112,000)	$ (4,927,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs	28,000	28,000
Non-cash interest expense	12,000	10,000
Stock-based compensation	902,000	976,000
Changes in operating assets and liabilities:
Income and other tax receivables	426,000	(610,000)
Prepaid expenses and other current assets	19,000	(45,000)
Accounts payable	726,000	252,000
Accrued liabilities	601,000	419,000
Net cash used in operating activities	(2,398,000)	(3,897,000)
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments		500,000
Net cash provided by investing activities		500,000
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of offering costs of $152	1,873,000
Proceeds from issuance of common stock, net of selling costs of $12		1,513,000
Proceeds from the exercise of stock options		762,000
Proceeds from the exercise of stock purchase warrants	42,000	400,000
Net cash provided by financing activities	1,915,000	2,675,000
Effect of exchange rate changes on cash and cash equivalents	(4,000)	(7,000)
Net increase in cash and cash equivalents	(487,000)	(729,000)
Cash and cash equivalents at beginning of period	925,000	1,654,000
Cash and cash equivalents at end of period	438,000	925,000
Supplemental disclosure of cash flow information:
Cash paid during period for interest	57,000	145,000
Supplemental disclosure of non-cash transactions:
Deferred Compensation Exchanged for Common Stock and Warrants	196,000
Issuance of common stock for services	75,000
Conversion of notes payable and accrued interest into common stock		226,000
Notes payable assumed in merger (Note 6)		$ 250,000